UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.

Date of Report (Date of earliest event reported):  ___________

Commission File Number of securitizer:  ___________

Central Index Key Number of securitizer:  ___________

_____________________________________________________
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[X]    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor:  0001875055

                       Boston Lending Trust 2021-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  ___________

Central Index Key Number of underwriter (if applicable):  ___________

                     Stephen Gianelli, (617) 760-1234
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 27, 2021	Boston Lending Depositor LLC (Depositor) By: /s/ Jatin Misra Name: Jatin Misra Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	AMC Diligence, LLC (“AMC”) Executive Summary
Exhibit 99.2	AMC Rating Agency Grades
Exhibit 99.3	AMC Exception Grades
Exhibit 99.4	AMC Valuation Report
Exhibit 99.5	AMC Supplemental Data
Exhibit 99.6	AMC ASF
Exhibit 99.7	AMC Data Compare Summary (Total)
Exhibit 99.8	Selene Diligence LLC (“Selene”) Due Diligence Review Narrative
Exhibit 99.9	Selene Rating Agency Grades Summary Report
Exhibit 99.10	Selene Findings
Exhibit 99.11	Selene Valuation Summary
Exhibit 99.12	Selene ASF